Schedule of Effective Income Tax Rate Reconciliation Percent (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Cayman Islands statutory tax rate	0.00%	0.00%	0.00%
Hong Kong Profits Tax rate	16.50%	16.50%	16.50%
Income not taxable	(0.20%)
Non-deductible expenses	6.40%	17.30%
Tax loss not recognized related to the disposal of a subsidiary		1.50%
Tax effect of two-tier tax rates	(0.90%)	(3.80%)	(3.50%)
Effect of different statutory tax rates from that of Hong Kong		(0.10%)
Change in valuation allowance		(1.20%)	0.10%
Under provision in previous year	1.10%
Effective tax rate	22.90%	30.20%	13.10%